STOCKHOLDERS' EQUITY, Preferred Stock and Common Stock (Details)		3 Months Ended	6 Months Ended
	Sep. 14, 2020	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred Stock, Shares Authorized		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common stock subject to possible redemption (in shares)		19,623,614	19,471,900
Stock conversion basis at time of business combination	1	1	1
Stock conversion percentage threshold		20.00%	20.00%
Common Class A [Member]
Stockholders' Equity [Abstract]
Common Stock, Shares Authorized		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		3,376,386	3,528,100
Common Stock, Shares, Outstanding		3,376,386	3,528,100
Voting right per share		one vote	one vote
Common stock subject to possible redemption (in shares)		19,623,614	19,471,900
Common Class B [Member]
Stockholders' Equity [Abstract]
Common Stock, Shares Authorized		10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		5,750,000	5,750,000
Common Stock, Shares, Outstanding		5,750,000	5,750,000
Voting right per share		one vote	one vote